Income Taxes	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Income Taxes
25. Income Taxes

a) Tax Rate Reconciliation to the Canadian Statutory Income Tax Rate

(CAD$ in millions)	2024	2023
Loss from continuing operations before taxes	$(718)	$(75)
Profit from discontinued operations (Note 5)	1,631	3,999
Gain (loss) on sale of discontinued operations (Note 5)	978	(4)
Profit for the year from continuing and discontinued operations before taxes	$1,891	$3,920

Tax expense at the Canadian statutory income tax rate of 27%	$511	$1,057
Tax effect of:
Resource taxes	229	419
Resource and depletion allowances	(67)	(64)
Non-deductible expenses (non-taxable income)	(20)	42
Derecognition of deferred tax assets	206	8
Remeasurement of deferred Chilean mining royalty liability (f)	88	106
Difference in tax rates in foreign jurisdictions	82	48
Revisions to prior year estimates	11	17
Non-controlling interests	(77)	(25)
Effect from sale of discontinued operations	633	2
Other	12	2
Total income taxes from continuing and discontinued operations	$1,608	$1,612

Represented by:
Current income taxes	1,594	2,228
Deferred income taxes	14	(616)
Total income taxes from continuing and discontinued operations	$1,608	$1,612

Provision for income taxes from continuing operations	205	237
Provision for income taxes from discontinued operations	1,403	1,375
Total income taxes from continuing and discontinued operations	$1,608	$1,612

Current income taxes are accrued and paid in all jurisdictions in which we operate.
25. Income Taxes (continued)

b) Continuity of Deferred Tax Assets and Liabilities

(CAD$ in millions)	January 1, 2024	Through Profit (Loss)	Through OCI	Transfer	Sale of Steelmaking Coal Business	December 31, 2024
Net operating loss and capital loss carryforwards	$61	$536	$66	$509	$—	$1,172
Property, plant and equipment	(167)	(10)	(116)	(521)	—	(814)
Decommissioning and restoration provisions	167	(77)	(2)	39	—	127
Other temporary differences (TDs)	4	70	70	(57)	—	87
Deferred income tax assets	$65	$519	$18	$(30)	$—	$572
Net operating loss and capital loss carryforwards	$(652)	$140	$—	$509	$1	$(2)
Property, plant and equipment	7,894	166	112	(521)	(4,482)	3,169
Decommissioning and restoration provisions	(1,167)	13	(20)	39	(48)	(1,183)
Unrealized foreign exchange	(75)	41	(7)	—	—	(41)
Withholding taxes	116	25	10	—	—	151
Inventories	161	9	(1)	5	19	193
Partnership income deferral and other TDs	(89)	139	23	(62)	(5)	6
Deferred income tax liabilities	$6,188	$533	$117	$(30)	$(4,515)	$2,293

(CAD$ in millions)	January 1, 2023	Through Profit (Loss)	Through OCI	Sale of Fort Hills	December 31, 2023
Net operating loss and capital loss carryforwards	$48	$13	$—	$—	$61
Property, plant and equipment	(165)	(2)	—	—	(167)
Decommissioning and restoration provisions	155	12	—	—	167
Other TDs	37	(21)	(12)	—	4
Deferred income tax assets	$75	$2	$(12)	$—	$65
Net operating loss and capital loss carryforwards	$(458)	$(205)	$11	$—	$(652)
Property, plant and equipment	7,234	638	(46)	68	7,894
Decommissioning and restoration provisions	(803)	(371)	7	—	(1,167)
Unrealized foreign exchange	(91)	7	9	—	(75)
Withholding taxes	133	(14)	(3)	—	116
Inventories	148	10	3	—	161
Partnership income deferral and other TDs	615	(754)	50	—	(89)
Deferred income tax liabilities	$6,778	$(689)	$31	$68	$6,188
25. Income Taxes (continued)

c) Deferred Tax Assets and Liabilities Not Recognized

We have not recognized $59 million (2023 – $57 million) of deferred tax assets associated with unused tax credits and tax pools in entities and jurisdictions that do not have established sources of taxable income.

In 2024, as a result of the sale of our steelmaking coal business and the impairment of our Trail Operations, we have derecognized deferred tax assets of $206 million to the extent that it is not probable that future taxable profits will be available against which deductible temporary differences can be utilized.

Deferred tax liabilities of approximately $905 million (2023 – $836 million) have not been recognized on the unremitted foreign earnings associated with investments in subsidiaries and interests in joint arrangements where we control the timing of the reversal of the temporary differences and it is probable that such differences will not reverse in the foreseeable future.

d) Loss Carryforwards

At December 31, 2024, we had $147 million (2023 – $282 million) of Canadian net operating loss carryforwards and $4.2 billion (2023 – $1.9 billion) of Chilean net operating losses, which have an indefinite carryforward period. Deferred tax benefits of $1.2 billion (2023 – $713 million) related to these tax pools have been recognized.

e) Scope of Antamina’s Peruvian Tax Stability Agreement

The Peruvian tax authority, La Superintendencia Nacional de Aduanas y de Administración Tributaria (SUNAT), issued income tax assessments for the 2013 to 2017 taxation years to Antamina (our joint operation in which we own a 22.5% share), denying accelerated depreciation claimed by Antamina in respect of a mill expansion and other assets, on the basis that the expansion was not covered by Antamina’s tax stability agreement applicable for the years up until 2017.

Antamina is continuing to pursue the matter in the Peruvian Judiciary Courts. The denial of accelerated depreciation claimed is a timing issue in our tax provision, which we have recognized together with our share of previously paid interest and penalties.

f) Chilean Mining Royalty Reform

The Chilean mining royalty regime on copper revenues and operating profit, which was enacted into law in 2023, will apply to Carmen de Andacollo and Quebrada Blanca after their respective tax stability agreements expire in 2027 and 2037. During the year, we recognized a deferred tax expense of $88 million (2023 – $106 million) associated with future taxable temporary differences that are expected to reverse under the new royalty regime beyond the tax stability period.

g) Pillar Two Model Rules

We are subject to the Global Minimum Tax Act (GMT), Canada’s Pillar Two Tax legislation, which was enacted in June 2024 with effect from January 1, 2024. In 2024, we accrued current income tax expense of $3 million for GMT in respect of an insurance affiliate in Bermuda. Effective January 1, 2025, Bermuda’s domestic 15% corporate income tax legislation came into effect. Therefore, we expect our GMT liability going forward to be insignificant.
We applied the mandatory temporary exception to the recognition and disclosure for deferred taxes related to OECD Pillar Two income taxes under IAS 12, Income Taxes.